UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):      [ ]  is a restatement.
                                       [ ]  adds new holdings
                                            entries

Institutional Investment Manager Filing this Report:

Name:     American National Trust and Investment Management Company
Address:  320 South High Street
          Muncie, IN 47305


Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roxann E. Wilson
Title: Operations Balancing Specialist
Phone: (765) 747-7627

Signature, Place, and Date of Signing:

/s/ Roxann E. Wilson              Muncie, IN                 06/30/2000
----------------------------      -----------------------    -------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting' manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

                             FORM 13F SUMMARY PAGE


Report Summary


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   150

Form 13F Information Table Value Total:   $655,160,790
                                           (thousands)


List of Other Included Managers


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name
NONE

                           NAME OF REPORTING MANAGER
                                ANB CORPORATION
                    AMERICAN NATIONAL BANK AND TRUST COMPANY
                  110 EAST MAIN STREET, MUNCIE, INDIANA 47305
                   QUARTERLY REPORT ENDING JUNE 30, 2000

                           FORM 13F INFORMATION TABLE


             COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
          NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- --------
ADC Telecommunications, Inc.      Common         000886101  6,156,810  76,010         Defined               58,060            17,950
AFLAC Inc.                        Common         001055102  1,949,894  42,389         Defined               39,889             2,500
AT&T Corp.                        Common         001957109    416,128  13,004         Defined               12,279               725
AVT Corporation                   Common         002420107    129,687  20,750         Defined                5,750            15,000
Abbott Laboratories, Inc.         Common         002824100 10,386,298 248,031         Defined              233,181            14,850
Adobe Systems Inc                 Common         00724F101  5,844,720  47,040         Defined               36,890            10,150
Agilent Technologies              Common         00846U101  2,325,872  30,654         Defined               26,117             4,537
Air Porducts & Chem               Common         009158106    209,203   6,400           Sole                 6,400                 0
Albertson's Inc                   Common         013104104    451,950  13,100         Defined               13,100                 0
Alcoa Inc.                        Common         013817101    813,450  28,050         Defined               27,650               400
Alltel Corp.                      Common         020039103  1,334,432  21,415         Defined               17,355             4,060
Alltrista Corp.                   Common         020040101  1,312,102  64,005         Defined                9,069            54,936
Alteon Websystems Inc.            Common         02145A109    224,121   2,261           Sole                 2,261                 0
American Express Co.              Common         025816109    536,702  10,235           Sole                10,235                 0
American General Corp             Common         026351106    496,628   7,775         Defined                7,725                50
American Home Products Co         Common         026609107  2,372,795  39,260         Defined               39,260                 0
American Intl Group Inc.          Common         026874107 24,998,765 204,280         Defined              178,582            25,698
Anheuser-Busch Cos Inc.           Common         035229103  2,386,899  31,355         Defined               30,555               800
Automatic Data Processing         Common         053015103  4,985,471  96,687         Defined               72,012            24,675
Avery Dennison Corp.              Common         053611109  8,260,350 123,403         Defined              114,128             9,275
BP Amoco PLC SPONS ADR            Common         055622104 23,177,090 407,954         Defined              368,024            39,930
BMC Software, Inc.                Common         055921100    319,500   9,000         Defined                8,500               500
Ball Corp.                        Common         058498106 23,490,278 665,202         Defined              283,190           382,012
Bank One Corp                     Common         06423A103  3,848,272 138,987         Defined              138,721               266
Bellsouth Corp.                   Common         079860102  9,820,075 222,234         Defined              195,209            27,025
Bestfoods                         Common         08658U101    798,537  11,500         Defined               11,400               100
Biogen N V                        Common         090597105    975,191  15,090         Defined                9,490             5,600
Biomet Inc                        Common         090613100    237,037   6,300         Defined                2,300             4,000
Bristol Myers Squibb Co.          Common         110122108  3,383,868  58,405         Defined               48,455             9,950
Cardinal Health Inc.              Common         14149Y108    516,167   7,341         Defined                7,191               150
Carnival Corp. Com Stock          Common         143658102  1,057,138  55,455         Defined               50,080             5,375
Central Newspapers                Common         154647101  2,804,765  44,300           Sole                44,300                 0
Chase Manhattan Corp New          Common         16161A108    529,113  11,110         Defined               11,072                38
Cinergy Corporation               Common         172474108    251,527   9,582         Defined                9,582                 0
Cisco Systems                     Common         17275R102 16,266,952 265,852         Defined              259,877             5,975
Citigroup, Inc.                   Common         172967101  6,295,558 100,227         Defined               96,152             4,075
Coca Cola Company                 Common         191216100  4,443,969  75,561         Defined               75,136               425
Colgate-Palmolive                 Common         194162103  3,456,075  60,900         Defined               60,225               675
Computer Associates Int'l         Common         204912109  2,161,677  41,322         Defined               31,747             9,575
Compuware Corp                    Common         205638109    177,187  16,875         Defined               16,875                 0
Conagra Inc.                      Common         205887102    273,376  13,930         Defined               13,930                 0
Concord EFS Inc.                  Common         206197105  1,144,182  44,007         Defined               43,181               826
Constellation Energy Group Inc.   Common         210371100  1,250,581  37,400         Defined               37,400                 0
Corning Inc                       Common         219350105    449,852   1,688         Defined                1,688                 0
Costo Whsl Corp New Com           Common         22160K105    975,677  30,430         Defined               30,305               125
Dell Computer                     Common         247025109  6,085,333 125,795         Defined              124,670             1,125
The Walt Disney Company           Common         254687106    497,542  12,596         Defined               11,996               600
Dover Corp.                       Common         260003108  2,081,072  50,680         Defined               40,005            10,675
EMC Corporation                   Common         268648102 20,557,327 280,168         Defined              252,093            28,075
Emerson Electric Co.              Common         291011104    310,212   4,924         Defined                4,924                 0
Equifax Inc.                      Common         294429105  1,370,250  50,750         Defined               50,450               300
Exxon Mobil Corp                  Common         30231G102 21,426,974 263,918         Defined              255,037             8,881
FPL Group Inc.                    Common         302571104    415,843   8,465         Defined                8,440                25
Fastenal Co.                      Common         311900104    272,815   5,000         Defined                    0             5,000
Federal National                  Common         313586109  2,884,583  53,980         Defined               50,630             3,350
Fifth Third Bancorp               Common         316773100    267,628   4,265           Sole                 4,265                 0
First Merchants Corp.             Common         320817109  1,467,795  69,895         Defined               26,371            43,524
Firstar Corp. New Wis             Common         33763V109  1,328,121  61,416         Defined               60,732               684
Fiserv Inc.                       Common         337738108  1,147,563  25,015         Defined               22,015             3,000
GTE Corp.                         Common         362320103  3,017,503  48,620           Sole                48,620                 0
The Gap, Inc.                     Common         364760108    329,310  10,977         Defined               10,927                50
Gateway Inc.                      Common         367626108    357,795   6,425           Sole                 6,425                 0
General Electric Company          Common         369604103 25,418,170 510,918         Defined              470,607            40,311
General Motors Corp.              Common         370442105    259,633   4,382         Defined                4,382                 0
Gillette Company                  Common         375766102    393,624  11,928         Defined               11,728               200
Guidant Corp                      Common         401698105  1,814,835  38,820         Defined               36,295             2,525
Harley Davison Inc.               Common         412822108  1,102,936  28,555         Defined               26,455             2,100
Hewlett-Packard Co.               Common         428236103  9,756,152  81,471         Defined               69,571            11,900
Hillenbrand Industries IN         Common         431573104    443,762  13,100         Defined               12,350               750
Home Depot Inc.                   Common         437076102 14,397,936 299,957         Defined              281,270            18,687
Honeywell Int'l Inc               Common         438516106  1,359,961  39,634         Defined               35,184             4,450
Illinois Tool Works Inc.          Common         452308109  6,119,057 109,390         Defined              100,915             8,475
Intel Corp.                       Common         458140100 29,738,610 225,720         Defined              201,895            23,825
International Business Machine    Common         459200101  2,519,286  22,099         Defined               17,809             4,290
Interpublic Group Cos Inc.        Common         460690100 15,484,007 362,199         Defined              352,244             9,955
Jabil Circuit Inc.                Common         466313103    485,856  10,505         Defined                8,455             2,050
Jefferson-Pilot                   Common         475070108  3,266,112  57,050         Defined               52,925             4,125
Johnson and Johnson               Common         478160104  6,034,913  61,229         Defined               44,529            16,700
Johnson Controls                  Common         478366107  1,902,750  35,400         Defined               33,400             2,000
Kellogg Co.                       Common         487836108    350,443  12,600         Defined               10,700             1,900
Keycorp New                       Common         493267108    214,525  11,217           Sole                11,217                 0
Kohls Corporation                 Common         500255104  2,294,050  42,680         Defined               38,480             4,200
Lancaster Colony Corp             Common         513847103  1,567,476  67,965         Defined               50,965            17,000
Lexmark Intl Group Inc Cl. A      Common         529771107  3,116,238  47,440         Defined               38,325             9,115
Lilly (Eli) and Co.               Common         532457108 11,098,187 108,275         Defined               92,925            15,350
Lilly Industries                  Common         532491107    658,379  21,900           Sole                21,900                 0
Lincoln National Corp. of Indiana Common         534187109  2,765,554  76,029         Defined               44,792            31,237
Linear Technology                 Common         535678106  6,517,950 110,825         Defined              110,700               125
Lucent Technologies               Common         549463107 15,135,615 267,887         Defined              252,850            15,037
MBNA Corp                         Common         55262L100  3,274,884 121,292         Defined              120,792               500
MCN Energy Group, Inc.            Common         55267J100    331,521  14,775         Defined               14,325               450
Marsh & McLennan COS              Common         571748102  4,724,578  42,732         Defined               42,507               225
Marsh Supermarkets Inc. Cl. B     Common         571783208  1,752,777 179,772         Defined              179,772                 0
Marsh Supermarkets Inc. Cl. A     Common         571783307  1,960,139 129,596         Defined              129,596                 0
McDonald's Corp.                  Common         580135101  2,121,859  67,629         Defined               63,429             4,200
Medtronic Inc.                    Common         585055106  6,163,484 128,572         Defined              108,315            20,257
Mellon Financial Corp             Common         58551A108    383,851  10,253         Defined                7,325             2,928
Merck and Co. Inc.                Common         589331107  8,977,278 121,110         Defined              111,710             9,400
Merrill Lynch & Co. Inc.          Common         590188108  4,127,760  35,280         Defined                  200            35,080
Microsoft Corp.                   Common         594918104  4,772,225  61,826         Defined               39,001            22,825
Morgan Stanley, Dean Witter & Co. Common         617446448    594,843   7,050           Sole                 7,050                 0
Mutualfirst Financial Inc.        Common         62845B104    308,437  26,250         Defined                6,200            20,050
National City Corporation         Common         635405103  5,987,643 337,332         Defined               30,657           306,675
National Fuel and Gas Co.         Common         636180101  4,140,871  83,025         Defined               74,075             8,950
ADR Nokia Corp Sponsered Finland  Common         654902204    731,358  15,060         Defined               14,060             1,000
Nortel Networks Corp.             Common         656569100 15,834,953 231,800         Defined              218,775            13,025
Northern Trust Corp.              Common         665859104    666,590  10,275         Defined               10,200                75
Old National Bancorp              Common         680033107 22,165,259 756,158         Defined              614,875           141,283
Old Republic Int'l Corp           Common         680223104  2,359,500 132,000           Sole               132,000                 0
Omnicom Group Inc.                Common         681919106    384,035   4,315           Sole                 4,315                 0
Oracle Corp                       Common         68389X105  1,086,636  13,436           Sole                13,436                 0
Paychex Inc.                      Common         704326107 15,897,739 406,332         Defined              351,914            54,418
Pepsico Inc.                      Common         713448108  1,010,429  23,601         Defined               23,401               200
Pfizer Inc.                       Common         717081103  9,871,692 213,442         Defined              198,059            15,383
Pharmacia Corp                    Common         71713U102    393,900   7,800         Defined                6,600             1,200
Philip Morris Cos Inc.            Common         718154107    297,151  10,980         Defined               10,980                 0
Pitney Bowes                      Common         724479100  1,884,828  48,251         Defined               47,051             1,200
T Rowe Price                      Common         741477103  3,774,431  90,540         Defined               76,740            13,800
Procter and Gamble Co.            Common         742718109  3,481,988  64,856         Defined               56,456             8,400
Royal Dutch Petroleum New         Common         780257804  1,091,204  17,725         Defined                9,325             8,400
SBC Communications                Common         78387G103 16,333,150 358,474         Defined              306,680            51,794
Standard & Poors Depository       Common         78462F103  1,860,746  12,905           Sole                12,905                 0
Sara Lee Corp.                    Common         803111103  1,088,437  58,050         Defined               53,650             4,400
Schering-Plough Corp.             Common         806605101  7,639,450 152,789         Defined              136,564            16,225
Schlumberger LTD                  Common         806857108  1,417,021  19,165         Defined               19,040               125
Schwab (Charles) Corp             Common         808513105  2,532,092  75,725         Defined               69,388             6,337
Smithkline Beecham PLC            Common         832378301    395,250   6,000           Sole                 6,000                 0
Solectron Corp.                   Common         834182107  4,204,818 105,450         Defined               94,085            11,365
State Street Corp.                Common         857477103  7,212,177  67,999         Defined               67,999                 0
Stryker Corp                      Common         863667101    553,520  12,580         Defined               12,580                 0
Sun Life Financial                Common         866796105    503,438  30,056           Sole                30,056                 0
Sun Microsystems                  Common         866810104 11,546,970 131,495         Defined              126,395             5,100
Sungard Data Systems Inc.         Common         867363103  1,116,707  36,095         Defined               35,895               200
Sybron Intl. Corp.                Common         87114F106    294,209  15,185         Defined               14,835               350
Synovous Financial Corp.          Common         87161C105  2,776,432 156,967         Defined              156,030               937
Sysco Corp.                       Common         871829107  9,266,400 231,660         Defined              215,060            16,600
Target Corp                       Common         87612E106  6,880,057 123,965         Defined              119,765             4,200
Tellabs, Inc. Delaware            Common         879664100  7,543,035 105,497         Defined               87,707            17,790
Time Warner Inc.                  Common         887315109    320,700   4,276           Sole                 4,276                 0
Tyco Intl LTD New                 Common         902124106  8,515,006 183,612         Defined              173,537            10,075
United Parcel Service Inc Cl B    Common         911312106    238,236   3,950         Defined                3,950                 0
United Technologies Corp.         Common         913017109  3,303,790  60,620         Defined               54,380             6,240
Vectren Corp.                     Common         92240G101  1,610,500  87,943         Defined               87,943                 0
Vitesse Semiconductor             Common         928497106  1,482,389  19,457         Defined               10,332             9,125
Wachovia Corp.                    Common         929771103  1,323,512  23,425         Defined               23,425                 0
Wal-Mart Stores Inc.              Common         931142103  1,422,783  26,287           Sole                26,287                 0
Walgreen Company                  Common         931422109  7,188,967 235,218         Defined              233,731             1,487
Werner Enterpises                 Common         950755108    358,132  32,742         Defined               32,542               200
Willamette Ind., Inc.             Common         969133107  1,760,766  61,645         Defined               47,345            14,300
Worldcom Inc.                     Common         98157D106  2,188,653  49,671         Defined               32,246            17,425

GRAND TOTAL                                               655,160,790  13,140,788                       11,132,459       0 1,882,648
                                                          ===========  ==========                       ==========       = =========